Note 43 - Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Subsidiaries Abstract
Table of Subsidiaries
		Ownership interest as of
Name	Registered Office (country)	December 31, 2018	December 31, 2017	January 1, 2017
BBVA Francés Valores S.A.	Argentina	96.9953%	96.9953%	96.9953%
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%	53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	(2)	51.0000%	51.0000%
BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión (1)	Argentina	95.0000%	95.0000%	95.0000%

(1).The Bank owns a direct 95% interest in the Company's capital stock and an indirect 4.8498% interest through BBVA Francés Valores S.A.

(2).On September 25, 2018, the Bank deconsolidated Volkswagen Financial Services Compañía Financiera S.A. as a result of the loss of control due to the termination of the two-year term committed by the Bank to provide financing to the company if it would fail to diversify its sources of funding.